Condensed Interim Statement of Cash Flows - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cash flows used in operating activities
Net loss for the period	$ (215,224)	$ (1,686,868)
Items not affecting cash:
Stock based compensation		788,500
Shares committed for services		126,659
Changes in working capital items:
Accounts receivable	(69,725)	(19,478)
Sales taxes receivable	(4,746)	(11,930)
Accounts payables and accrued liabilities	70,946	388,061
Net cash used in operating activities	(218,749)	(415,056)
Cash flows provided by financing activities
Shares issued for cash	125,470	963,963
Net cash provided by financing activities	125,470	963,963
Change in cash during the period	(93,279)	548,907
Cash, beginning of period	548,907
Cash, end of period	$ 455,628	$ 548,907